Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 22,971,599	$ 22,060,008
Less: accumulated depreciation	(16,086,338)	(14,661,875)
Property and equipment, net	6,885,261	7,398,133
Technology infrastructure [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	11,322,883	10,344,659
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,134,959	2,123,332
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,906,408	3,799,154
Motor vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,126,504	1,040,999
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,480,845	$ 4,751,864